Employee benefits - Summary of Changes in Defined Benefit Obligations (Detail) - Noncurrent recognized liabilities, defined benefit plan - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 32,029	€ 29,216
Changes through statement of profit and loss
Changes through statement of profit and loss	3,280	14,365
- of which: Service cost	3,018	14,169
- of which: Financial charges	262	196
Changes through statement of comprehensive income
Changes through statement of comprehensive income and loss	(755)	1,562
- of which: Actuarial (gain)/loss	(1,220)	563
- of which: Translation differences	465	999
Benefits paid	(8,676)	(13,456)
Change in scope of consolidation and reclassifications	(324)	342
Ending balance	€ 25,554	€ 32,029